UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Partners, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-06311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY             November 12, 2004
--------------------            ------------------         --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-10824                        March Global Associates, LLC
     -----------------------         --------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  0



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4          COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE OF                             SHRS OR    SH/  PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       VALUE     PRN AMT    PRN  CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                 -----          -----       -----     -------    ---  ----   ----------  ----   ----    ------  ----

None                           None           None        0         0          None        None        0       0








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